Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Inventory, Net, Total	$ 67,946,122	$ 36,016,093
Prime Coil Inventory [Member]
Raw materials	50,482,022	23,079,012
Non-standard Coil Inventory [Member]
Raw materials	1,063,374	1,419,055
Tubular Inventory [Member]
Raw materials	9,049,598	2,607,197
Finished goods	$ 7,351,128	$ 8,910,829